Financial investments and financial receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial investments	$ 3,441	$ 2,733
Prepayments and financial receivables	1,291	2,063
Financial investments	29,224	29,876
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,863	1,448
Listed equity securities [Member]
Disclosure of financial assets [line items]
Financial investments	1,035	794
Non-listed equity securities [Member]
Disclosure of financial assets [line items]
Financial investments	543	491
Interest bearing financial receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	341	1,658
Other interest-bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	40	66
Prepayments and other non-interest-bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	910	339
Time deposits [Member]
Disclosure of financial assets [line items]
Financial investments	17,846	12,373
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Financial investments	11,378	17,504
Investment portfolios [Member]
Disclosure of financial assets [line items]
Financial investments	$ 458	$ 410